Long-Term Debt (Details)	12 Months Ended				12 Months Ended				12 Months Ended									12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended								12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	May 22, 2009 USD ($)	Dec. 31, 2010 Convertible Debt [Member] USD ($)	Dec. 31, 2009 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Dec. 31, 2004 Convertible Debt [Member] USD ($)	Dec. 31, 2010 Rated Bonds [Member] USD ($)	Dec. 31, 2009 Rated Bonds [Member] USD ($)	Dec. 31, 2010 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2009 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2010 Syndicated Loan Facility [Member] USD ($)	Dec. 31, 2009 Syndicated Loan Facility [Member] USD ($)	Dec. 31, 2010 Syndicated Loan Facility Other [Member] USD ($)	Dec. 31, 2007 Syndicated Loan Facility Other [Member]	Dec. 31, 2009 Syndicated Loan Facility Other [Member] USD ($)	Dec. 31, 2010 Term Facility [Member] USD ($)	Dec. 31, 2009 Term Facility [Member] USD ($)	Dec. 31, 2008 Term Facility [Member] USD ($)	Dec. 31, 2010 First Rand Bank Limited [Member] USD ($)	Dec. 31, 2010 First Rand Bank Limited [Member] ZAR	Dec. 31, 2009 First Rand Bank Limited [Member] USD ($)	Dec. 31, 2010 Santander Banespa Quarterly [Member] USD ($)	Dec. 31, 2009 Santander Banespa Quarterly [Member] USD ($)	Dec. 31, 2010 Santander Banespa Monthly [Member] USD ($)	Dec. 31, 2009 Santander Banespa Monthly [Member] USD ($)	Dec. 31, 2010 Ten Year Unsecured Notes [Member] USD ($)	Dec. 31, 2010 Thirty Year Unsecured Notes [Member] USD ($)	Dec. 31, 2010 Turbine Square Two Pty Ltd [Member] USD ($)	Dec. 31, 2009 Turbine Square Two Pty Ltd [Member] USD ($)	Dec. 31, 2010 Catepillar Financial Services Corporation [Member] USD ($)	Dec. 31, 2009 Catepillar Financial Services Corporation [Member] USD ($)	Dec. 31, 2010 Mazuma Capital Corporation [Member] USD ($)	Dec. 31, 2009 Mazuma Capital Corporation [Member] USD ($)	Dec. 31, 2010 C S I Latina Arrendamento Mercantil S A [Member] USD ($)	Dec. 31, 2009 C S I Latina Arrendamento Mercantil S A [Member] USD ($)	Dec. 31, 2010 First Rand Bank Limited American Dollars [Member] USD ($)	Dec. 31, 2009 First Rand Bank Limited American Dollars [Member] USD ($)	Dec. 31, 2010 Absa American Dollars [Member] USD ($)	Dec. 31, 2009 Absa American Dollars [Member] USD ($)	Dec. 31, 2010 Nedbank American Dollars [Member] USD ($)	Dec. 31, 2009 Nedbank American Dollars [Member] USD ($)	Dec. 31, 2010 Standard Bank Of South Africa South African Rands [Member] USD ($)	Dec. 31, 2009 Standard Bank Of South Africa South African Rands [Member] USD ($)	Dec. 31, 2010 Nedbank South African Rands [Member] USD ($)	Dec. 31, 2009 Nedbank South African Rands [Member] USD ($)	Dec. 31, 2010 Absa South African Rands [Member] USD ($)	Dec. 31, 2009 Absa South African Rands [Member] USD ($)
Capital Leases Future Minimum Payments Due Abstract
2011	$ 10,000,000
2012	11,000,000
2013	8,000,000
2014	9,000,000
2015	6,000,000
Thereafter	48,000,000
Total minimum lease payments	92,000,000
Less interest	34,000,000
Present value of net minimum lease payments	58,000,000
Less current portion	6,000,000
Long-term capital lease obligation	52,000,000
Convertible Bond Derivative Liability Roll Forward
Balance at beginning of period	175,000,000	142,000,000
Nonhedge Derivative Gain Loss On Convertible Bond	1,000,000	33,000,000
Balance at end of period	176,000,000	175,000,000	142,000,000
Debt Instrument Currency [Abstract]
United States dollars	2,585,000,000	1,917,000,000
South African rands	146,000,000	35,000,000
Brazilian real	6,000,000	7,000,000
Long Term Debt By Maturity [Abstract]
2011	135,000,000
2012	8,000,000
2013	877,000,000
2014	685,000,000
2015	2,000,000
Thereafter	1,030,000,000
Long Term Debt Other Disclosures [Abstract]
Mandatory Convertible Bond Maximum Number Of Shares On Conversion	18,140,000
Mandatory Convertible Bond Minimum Number Of Shares On Conversion	14,511,937
Mandatory Convertible Bond Maximum Share Price On Conversion	$ 54.375
Mandatory Convertible Bond Minimum Share Price On Conversion	$ 43.50
Mandatory Convertible Bond Share Price At Period End	$ 49.23
Convertible Debt Fair Value At Inception Derivative Liability				142,200,000
Prepaid Revolving Credit Facility		750,000,000
Repaid Revolving Credit Facility		250,000,000
Repaid Revolving Credit Facility Converted		250,000,000
Gains Losses On Cancellation Of Debt Facilities	8,000,000
Debt Instrument Convertible Conversion Price (Per share)	$ 100,000
Convertible Debt, If-converted Value in Excess of Principal	$ 130,000
Convertible Debt Dealing Days	20 days
Convertible Debt Notice Period	five days
Line Of Credit Facility Interest [Line Items]
Debt Instrument Interest Rate Stated Percentage					3.50%			2.375%			6.00%															6.00%		5.375%	6.50%
Unsecured Debt [Abstract]
Unsecured Debt					633,000,000	609,000,000			1,006,000,000	0	874,000,000	0	50,000,000	0	0		1,025,000,000	0	252,000,000		107,000,000		0	5,000,000	8,000,000	4,000,000	6,000,000
Line Of Credit Facility Interest Rate Description													LIBOR plus 1.75 percent per annum		LIBOR plus 0.4 percent per annum			4.25 percent per annum over the higher of LIBOR or Lenders' cost of funds			JIBAR plus 0.95 percent	JIBAR plus 0.95 percent		LIBOR plus 1.45 percent per annum
Cost Of Funds Cap Percentage																		LIBOR plus 1.25 percent per annum
Long-term debt duration (years)						5-year							4-year			3-year												10-year	30-year
Debt Instrument Principal Outstanding					630,000,000	607,000,000
Line Of Credit Facility Maximum Borrowing Capacity								1,000,000,000					1,000,000,000		1,150,000,000					1,000,000,000		1,500,000,000
Convertible at initial conversion price (Per ADS)						47.6126
Line Of Credit Facility Commitment Fee (Percentage)													0.70%
Convertible Debt Fair Value Disclosures	872,000,000	0									872,000,000	0
Secured Debt [Abstract]
Secured Debt																														39,000,000	35,000,000	13,000,000	16,000,000	4,000,000	7,000,000	2,000,000	1,000,000
Debt And Capital Lease Obligations	1,863,000,000	1,959,000,000
Long Term Debt And Capital Lease Obligations Current	(133,000,000)	(1,292,000,000)
Long-term debt	1,730,000,000	667,000,000
Long Term Debt	2,737,000,000	1,959,000,000
Capital Lease Assets Cost [Abstract]
Capital Lease Obligation Average Interest Rate																																5.46%		5.60%
Capital Lease Obligation Implied Interest Rate																														9.80%
Capital Lease Obligation Interest Rate																																				3.30%
Capital Leases Lessee Balance Sheet Assets By Major Class Other Property Plant And Equipment	63,000,000	58,000,000																												37,000,000	33,000,000	15,000,000	16,000,000	8,000,000	7,000,000	3,000,000	2,000,000
Capital Lease Assets Accumulated Depreciation [Abstract]
Capital Leases Lessee Balance Sheet Assets By Major Class Accumulated Deprecation	15,000,000	8,000,000																												9,000,000	6,000,000	2,000,000	0	2,000,000	1,000,000	2,000,000	1,000,000
Debt Instrument [Abstract]
Debt Instrument Increase Accrued Interest					3,000,000	2,000,000			12,000,000	0	2,000,000	0	0	0				0	2,000,000
Debt Instrument Face Amount	732,500,000						732,500,000				789,000,000																	700,000,000	300,000,000
Line Of Credit Facility Amount Outstanding									1,000,000,000	0			50,000,000	0	0		1,025,000,000	0	250,000,000
Debt Instrument Unamortized Discount									(6,000,000)	0
Debt Drawn Repaid															35,000,000
Long-term debt repaid	(120,000,000)	(864,000,000)	(316,000,000)												1,060,000,000
Borrowing Margin															0.40%
Line Of Credit Facility [Abstract]
Line Of Credit Facility Remaining Borrowing Capacity	$ 1,232,000,000	$ 542,000,000											$ 950,000,000	$ 0	$ 0		$ 125,000,000	$ 0	$ 250,000,000		$ 139,000,000		$ 30,000,000															$ 50,000,000	$ 50,000,000	$ 42,000,000	$ 42,000,000	$ 0	$ 2,000,000	$ 28,000,000	$ 25,000,000	$ 18,000,000	$ 14,000,000	$ 5,000,000	$ 4,000,000